INVESTMENT IN AN AFFILIATE (Tables) (New York Global Innovations, Inc. [Member])	12 Months Ended
Dec. 31, 2014
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Summary of Investments in Affiliates
	December 31,
	2014	2013

Current assets	$896	$672
Non-current assets	-	31
Total assets	$896	$703

Current liabilities	$66	$237
Non-current liabilities	60	38
Shareholders' equity	770	428
Total liabilities and shareholders' equity	$896	$703

Statement of operations data for NYGI is summarized below:

	Year Ended December 31,
	2014	2013	2012

Revenue	$244	$1,288	$1,061
Gross profit	$204	$724	$544
Gain on sale of assets	$754	$-	$-
Net income (loss)	$342	$(298)	$(1,076)